Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 88.9%
New York — 88.9%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	$2,306,940
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	117,785
1,110,000	City of New York Public Improvements GO, Series 2018-1 5.00%, 08/01/25	1,353,645
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	265,770
2,520,000	City of New York Advance Refunding GO, Series A 5.00%, 08/01/26	3,159,979
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	385,732
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	165,314
875,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	999,171
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	228,382
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/24	11,812,000
5,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/25	6,097,500
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,809,168
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	126,156
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	147,650
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	118,119
4,500,000	City of New York Current Refunding GO, Series 2019-A 5.00%, 08/01/25	5,487,750
4,250,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	5,020,100
Principal Amount		Value
New York (continued)
$225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	$238,880
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	291,187
1,000,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(a)(b)	1,137,330
200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	225,716
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	112,621
4,775,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/28	5,362,182
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	115,517
1,500,000	City of New York Public Improvements GO, Sub-Series H-A 5.00%, 01/01/25(a)	1,795,665
1,325,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/25	1,543,214
3,000,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/26	3,490,140
200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	246,428
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	303,075
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	365,850
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	492,768
200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	220,418

1

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	$108,181
16,410,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	17,751,682
1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	1,140,663
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	165,314
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	383,890
500,000	City of New York Refunding GO, Series J 5.00%, 08/01/25	571,330
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	114,191
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	370,850
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	385,525
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	114,329
110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	121,165
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	415,661
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	163,383
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	340,194
Principal Amount		Value
New York (continued)
$125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	$147,040
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	105,229
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	105,075
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	607,990
4,000,000	Long Island Power Authority Electric System General Revenue Bonds, Series B 5.00%, 09/01/27	4,966,920
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	4,420,120
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,514,060
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	1,098,891
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	148,301
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	114,697
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/23	776,741
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	2,465,300

2

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/25	$227,550
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	1,660,980
1,000,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Sub-Series C-1 5.00%, 11/15/27	1,212,990
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/26	461,808
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/48(b)	1,762,725
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	183,149
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/23	2,964,264
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	321,490
3,000,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/28	3,867,930
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	286,743
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	471,386
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25(c)	180,036
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/25	1,782,896
Principal Amount		Value
New York (continued)
$2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/29	$2,777,725
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	579,962
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1 5.00%, 11/15/29(a)	2,873,450
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/23(a)	110,813
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/27(a)	8,853,120
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	154,664
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	110,847
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	180,360
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	415,676
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	688,182
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	124,813
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	117,495

3

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	$359,217
2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds 1.75%, 05/01/59(b)	2,527,225
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L 2.75%, 05/01/50(b)	3,134,160
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	285,218
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	122,021
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	1,301,047
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/23	342,261
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/24	118,087
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	180,221
Principal Amount		Value
New York (continued)
$125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	$153,943
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,798,240
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding) 5.00%, 07/15/25	1,311,737
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	142,609
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	295,220
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	114,087
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	619,962
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/25	2,440,440
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	193,268

4

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding) 5.00%, 07/15/22	$1,100,550
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	363,182
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	546,758
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	298,153
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	114,117
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,174,138
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 02/01/30	3,763,080
4,575,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 11/01/23	5,266,145
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	283,109
1,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 11/01/28	1,323,580
Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	$169,683
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	236,338
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/29	223,590
2,650,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I 5.00%, 05/01/26	3,001,390
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	117,175
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	160,737
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/23	5,755,350
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	678,732
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/24	351,798
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	399,410
200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	236,170

5

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA 5.00%, 06/15/26	$2,297,675
2,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series CC 5.00%, 06/15/25	2,445,680
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds 5.00%, 06/15/28	9,104,100
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,310,980
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	183,426
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	152,855
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/27	2,431,780
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,097,377
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	574,587
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	5,488,578
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	444,471
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	277,134
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	164,921
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	592,285
Principal Amount		Value
New York (continued)
$6,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/25	$7,425,904
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,264,080
360,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/28	455,080
4,715,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	5,936,468
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/29	1,915,424
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	116,423
6,775,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/27	8,477,896
600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/28	748,014
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	612,969
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	1,930,832
650,000	New York State Dormitory Authority Green Bond Revenue Bonds 5.00%, 07/01/24	769,971
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	129,066
1,600,000	New York State Dormitory Authority Prerefunded Revenue Bonds, Series A 5.00%, 07/01/26(c)	1,830,144

6

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/26	$4,519,092
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/30	1,730,402
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	146,111
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	183,836
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,599,295
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	2,337,780
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	124,739
230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/27	288,910
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	421,243
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	124,125
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	158,971
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	5,968,600
Principal Amount		Value
New York (continued)
$500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/30	$594,640
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	112,137
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	240,050
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	4,153,257
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	139,523
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,405,990
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	167,744
1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/25	2,240,315
1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	1,192,444
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,600,220
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/29	5,314,262
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	408,492
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	465,692

7

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$3,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	$3,908,520
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	394,496
7,295,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/25	8,819,655
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Unrefunded Refunding Revenue Bonds 5.00%, 03/15/24	730,556
3,000,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	3,502,680
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	146,111
8,050,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	10,258,196
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	159,880
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	112,713
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	3,116,725
5,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/23	6,103,679
Principal Amount		Value
New York (continued)
$1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/24	$1,523,666
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	527,536
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds 5.00%, 05/15/24	388,292
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	165,035
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	165,505
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	3,087,646
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	122,283
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 03/15/26	1,197,200
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/26	2,202,165
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	219,894
145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	147,458

8

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$150,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/23	$153,386
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	112,943
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	127,771
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	192,308
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	109,889
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/27	539,980
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/28	7,342,063
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	109,889
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	324,605
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	132,159
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/24	1,630,396
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/23	3,418,980
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	1,162,674
Principal Amount		Value
New York (continued)
$550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	$649,209
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/27	5,461,459
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	113,965
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	714,130
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	102,653
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	108,635
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L 5.00%, 01/01/26	462,506
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	163,356
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A-1 5.00%, 04/01/20	150,984
895,000	New York State Thruway Authority Prerefunded Revenue Bonds, Series I 5.00%, 01/01/28(c)	966,752
5,605,000	New York State Thruway Authority Prerefunded Revenue Bonds, Series I 5.00%, 01/01/37(c)	6,054,353
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J 5.00%, 01/01/27	2,307,820

9

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	$433,969
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/26	359,382
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	279,640
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	144,656
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	239,208
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	126,470
1,925,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,380,590
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	350,268
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	461,703
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	112,647
1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/26	1,306,221
Principal Amount		Value
New York (continued)
$1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	$2,367,686
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	225,294
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	262,701
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	162,954
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	233,512
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,515,500
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	124,401
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	127,431
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	156,869
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	414,076

10

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	$197,132
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/26	5,632,350
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/28	3,370,530
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/29	2,244,400
1,190,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/25	1,462,974
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/26	2,533,087
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	206,318
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,624,153
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	111,789
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	176,379
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	456,094
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	139,509
Principal Amount		Value
New York (continued)
$2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	$3,331,540
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	924,144
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	5,767,750
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	330,702
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	114,343
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	384,881
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	144,405
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	568,072
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	6,093,635
425,000	State of New York Green GO, Series A 5.00%, 02/15/22	461,984
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	125,369
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	283,080
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 4.00%, 05/01/22	429,408

11

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	$157,595
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/26	630,920
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	448,586
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/25	4,210,841
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/26	538,232
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/27	1,187,582
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/29	1,776,474
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	123,617
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	306,298
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/27	535,855
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/29	7,151,013
Principal Amount		Value
New York (continued)
$1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/30	$1,689,285
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	288,960
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25(c)	152,235
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27(c)	284,628
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	154,878
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,114,900
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	179,435
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	111,489
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 06/15/25	1,991,903
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	119,905
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A 5.00%, 06/15/26	1,768,440
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,249,268
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	10,072,298

12

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	$3,170,805
Total Municipal Bonds (Cost $460,775,052)		477,275,470
U.S. GOVERNMENT SECURITIES — 9.8%
U.S. Treasury Notes — 9.8%
3,000,000	1.50%, 03/31/2023	3,018,516
10,000,000	1.63%, 02/15/2026	10,130,859
26,405,000	2.00%, 02/15/2025	27,248,722
12,000,000	2.25%, 01/31/2024	12,435,469
Total U.S. Government Securities (Cost $52,235,201)		52,833,566

Shares
INVESTMENT COMPANY — 0.1%
673,897	SEI Daily Income Trust Government II Fund, Class A, 1.46%(d)	673,897
Total Investment Company (Cost $673,897)		673,897

TOTAL INVESTMENTS — 98.8% (Cost $513,684,150)		$530,782,933

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		6,323,932
NET ASSETS — 100.0%		$537,106,865

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of January 31, 2020.

The following abbreviation is used in the report:

GO — General Obligations.

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
New York	88.9%
U.S. Government Securities	9.8
Other*	1.3
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

13